TRADE RECEIVABLES AND OTHER (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and accrued receivables from customers	$ 844	$ 698
Other receivables	89	64
Prepayments	35	28
Prepaid share issuance costs (Note 17)	0	26
Related party receivables (Note 27)	37	36
Total trade receivables and other	$ 1,005	$ 852